INCOME TAXES	12 Months Ended
Dec. 31, 2020
INCOME TAXES
INCOME TAXES

11. INCOME TAXES

The Company, Kaixin Auto Group and Renren Finance Inc. are both incorporated in the Cayman Islands. Under the current laws of the Cayman Islands, the companies are not subject to income or capital gains taxes.

Jet Sound Hong Kong Company Limited was incorporated in Hong Kong and is subjected to Hong Kong profits tax. With effect from April 1, 2018, a two-tiered profit tax rate regime applies. The profits tax rate for the first HKD2 million of corporate profits is 8.25%, while the standard profits tax rate of 16.5% remains for profits exceeding HKD2 million. No provision for Hong Kong profits tax has been made as Jet Sound Hong Kong Company Limited has no assessable profits in Hong Kong in the fiscal years ended December 31, 2018, 2019 and 2020.

Other subsidiaries and VIEs of the Company domiciled in the PRC were subject to 25% statutory income tax rate in the years presented.

The PRC Enterprise Income Tax Law (“EIT Law”) includes a provision specifying that legal entities organized outside PRC will be considered residents for Chinese income tax purposes if their place of effective management or control is within PRC. If legal entities organized outside PRC were considered residents for Chinese income tax purposes, they would become subject to the EIT Law on their worldwide income. This would cause any income from legal entities organized outside PRC earned to be subject to PRC’s 25% EIT. The Implementation Rules to EIT Law provide that non-resident legal entities will be considered as PRC residents if substantial and overall management and control over the manufacturing and business operations, personnel, accounting, properties, etc. reside within PRC.

11. INCOME TAXES (cont.)

Beijing Kirin Wings Technology Development Co., Ltd., incorporated in the PRC on January 16, 2013, qualified as a “High and New Tech Enterprise” in 2017, and therefore was entitled to a preferential tax rate of 15% for the following three years.

Despite the present uncertainties resulting from the limited PRC tax guidance on the issue, the Company does not believe that the legal entities organized outside PRC should be characterized as PRC residents for EIT Law purposes.

Under the EIT Law and its implementation rules which became effective on January 1, 2008, dividends generated after January 1, 2008 and payable by a foreign-invested enterprise in PRC to its foreign investors who are non-resident enterprises are subject to a 10% withholding tax, unless any such foreign investor’s jurisdiction of incorporation has a tax treaty with PRC that provides for a different withholding arrangement. The Cayman Islands, where the Company is incorporated, does not have a tax treaty with PRC.

The Company’s subsidiaries and VIEs located in the PRC had aggregate accumulated deficits as of December 31, 2020. Accordingly, no deferred tax liability had been accrued for the Chinese dividend withholding taxes as of December 31, 2020.

The current and deferred component of income tax expenses (benefit) which were attributable to the Company’s PRC subsidiaries and VIEs and VIEs’ subsidiaries are as follows:

	Years ended December 31,
	2018	2019	2020
Current income tax expense (benefit)	$862	$(1,920)	$(1,528)
Deferred income tax expense	—	—	—
Total income tax expense (benefit)	$862	$(1,920)	$(1,528)

11. INCOME TAXES (cont.)

The principal components of the deferred tax assets and liabilities are as follows:

	As of December 31,
	2019	2020
Deferred tax assets
Provision for doubtful accounts	$2,165	$2,249
Inventory	4,510	4,510
Prepaid expenses and other current assets	5,629	4,865
Property and equipment, net	124	124
Accrued payroll and welfare	107	119
Accrued liabilities	345	357
Advertising fee	5	6
Employee education fee	13	13
Net operating loss carry forwards	10,738	12,811
Total Deferred tax assets	$23,636	$25,054
Less: valuation allowance	(23,636)	(25,054)
Deferred income tax assets, net	$—	$—
Deferred income liabilities	$—	$—
Net Deferred income tax assets	$—	$—

The Company operates through multiple subsidiaries and VIEs and VIEs’ subsidiaries. The valuation allowance is considered on each individual entity basis. The subsidiaries and VIEs and VIEs’ subsidiaries registered in the PRC have total deferred tax assets related to net operating loss carry forwards at $10,738 and $12,811 as of December 31, 2019 and 2020, respectively. The Company assessed the available evidence to estimate if sufficient future taxable income would be generated to use the existing deferred tax assets. As of December 31, 2019 and 2020, full valuation allowances were established because the Company believes that it is more likely than not that its deferred tax assets will not be utilized as it does not expect to generate sufficient taxable income in the near future. As of December 31, 2020, the Company had net operating losses from several of its PRC entities of $54,120,which can be carried forward to offset future taxable profit. The net operating loss of $986, $25,093, $10,078, $12,660 and $5,303 will expire by 2021, 2022, 2023, 2024 and 2025, respectively, if not utilized.

11. INCOME TAXES (cont.)

Reconciliation between the income taxes expense computed by applying the PRC tax rate to loss before the provision of income taxes and the actual provision for income taxes is as follows:

	Years Ended December 31,
	2018	2019	2020
Loss before provision of income tax	$(88,076)	$(70,988)	$(6,848)
PRC statutory income tax rate	25%	25%	25%
Income tax at statutory tax rate	(22,019)	(17,747)	(1,712)
Accrual (reversal) of taxable deemed interest income from inter-company interest-free loans	2,108	(2,259)	(1,593)
Impairment of goodwill	—	18,523	—
Fair value change on contingent consideration	—	(16,399)	—
Non-taxable income	—	(234)	—
Non-deductible loss and other expenses not deductible for tax purposes	15,644	298	109
Effect of income tax rate differences in jurisdictions other than the PRC	3,234	2,313	1,128
Effect of tax holiday	(53)	305	147
Tax effect of tax rate change	—	—	(1,025)
Changes in valuation allowance	1,948	13,280	1,418
Income tax expenses	$862	$(1,920)	$(1,528)

The rollforward of valuation allowances of deferred tax assets for the year ended December 31, 2020 were as follows:

Year Ended December 31, 2020
Balance as of beginning of year	$23,636
Additions of valuation allowance	546
Utilization of deferred tax assets	(153)
Change in tax rate	1,025
Balance as of the end of the year	$25,054

Since January 1, 2008, the relevant tax authorities have not conducted a tax examination on the Company’s PRC entities. In accordance with relevant PRC tax administration laws, tax years from 2016 to present of the Company’s PRC subsidiaries and VIEs and VIEs’ subsidiaries remain subject to tax audits as of December 31, 2020 at the tax authority’s discretion.